Stock Options and Nonvested Shares - Schedule of Information with Respect to Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2004 Stock incentive plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Number outstanding	13,202,200	13,677,960	16,180,260	17,332,760
Options outstanding, Weighted average remaining contractual life	4 years 7 days
Options outstanding, Weighted average exercise price	$ 0.43	$ 0.46	$ 0.53	$ 0.55
Option exercisable, Number exercisable	13,202,200	13,677,960	16,180,260
Option exercisable, Weighted average exercise price	$ 0.43	$ 0.46	$ 0.53
2004 Stock incentive plan | $1.43 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 1.43
Options outstanding, Number outstanding	2,034,500
Option exercisable, Number exercisable	2,034,500
2004 Stock incentive plan | $0.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.25
Options outstanding, Number outstanding	11,167,700
Option exercisable, Number exercisable	11,167,700
2014 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Number outstanding	3,675,000	3,755,000	1,105,000	1,235,000
Options outstanding, Weighted average remaining contractual life	6 years 4 months 21 days
Options outstanding, Weighted average exercise price	$ 0.48	$ 0.49	$ 0.87	$ 0.88
Option exercisable, Number exercisable	1,877,000	1,045,800	805,400
Option exercisable, Weighted average exercise price	$ 0.59	$ 0.88	$ 0.88
2014 Stock Incentive Plan | $0.878 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.878
Options outstanding, Number outstanding	725,000
Option exercisable, Number exercisable	725,000
2014 Stock Incentive Plan | $0.920 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.920
Options outstanding, Number outstanding	40,000
Option exercisable, Number exercisable	40,000
2014 Stock Incentive Plan | $1.032 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 1.032
2014 Stock Incentive Plan | $1.038 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	1.038
2014 Stock Incentive Plan | $0.870 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.870
Options outstanding, Number outstanding	120,000
Option exercisable, Number exercisable	120,000
2014 Stock Incentive Plan | $0.302 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.302
Options outstanding, Number outstanding	880,000
Option exercisable, Number exercisable	387,200
2014 Stock Incentive Plan | $0.348 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.348
Options outstanding, Number outstanding	1,680,000
Option exercisable, Number exercisable	604,800
2014 Stock Incentive Plan | $0.434 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.434
Options outstanding, Number outstanding	230,000